Share-based compensation - Restricted shares (Details) - Vesting of restricted shares	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares
Beginning Non vested shares | shares	20,250,000
Vested Shares | shares	(20,250,000)
Ending Non vested shares | shares	0
Weighted Average Grant Date Fair Value
Beginning Non vested weighted average grant date fair value | $ / shares	$ 0.0889
Vested weighted average grant date fair value | $ / shares	0.0889
Ending Non vested weighted average grant date fair value | $ / shares	$ 0